BIOLOGICAL ASSETS - Roll-forward of biological assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Roll-forward of biological assets
Opening balance	R$ 18,278,582	R$ 14,632,186
Additions	7,180,450	5,777,952
Additions of merged companies	366,785
Depletions	(4,831,916)	(3,680,997)
Transfers	102,790	(136,297)
Gain on fair value adjustment	1,431,530	1,989,831	R$ 1,199,759
Disposals	(130,922)	(128,370)
Other write-offs	(114,298)	(175,723)
Closing balance	R$ 22,283,001	R$ 18,278,582	R$ 14,632,186
Effective area of forest from the year of planting	3 years
Bottom of range
Roll-forward of biological assets
Average cycle of forest formation	6 years
Top of range
Roll-forward of biological assets
Average cycle of forest formation	7 years